Deposits, Prepayments and Other Current Assets - Schedule of deposits and prepayments (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Deposits, Prepayments and Other Current Assets [Abstract]
Refundable deposits		$ 18,548	$ 21,862
Advance to suppliers		90	214
Other Receivables	[1]	153,661	135,273
Prepaid Expense and Other Assets, Current		$ 172,299	$ 157,349

[1]	As of June 30, 2025 and 2024, other receivables mainly represent the non-trade receivables due from BU Production. BU Production ceased to be a subsidiary of the Company upon the completion of the disposal on September 23, 2024 and the balance with BU Production ceased to be eliminated on consolidation.